Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Disclosures
Schedule of annual remuneration and related compensation costs recognized as expense

In € thousand	June 30, 2023	June 30, 2022[1]
Short-term employee benefits	2,278	1,640
Post-employment benefits	44	—
Share-based payment award remuneration	3,165	10,335
Success fees and JSOP	—	(1,270)
Total	5,487	10,705